INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 12, 2018
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2018	$ 0
Dividend	(1,191)	$ 0	$ 0
Equity in net earnings of affiliate	1,190	0	$ 0
Equity in net assets of affiliate at December 31, 2018	206,180	0
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Depreciation, Amortization and Accretion, Net	15,700
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2018	0
Net purchase price on July 12, 2018	199,728
Dividend	(5,581)
Equity in net earnings of affiliate	1,190
Fair value of debt guarantee (see note 11)	10,843
Equity in net assets of affiliate at December 31, 2018	$ 206,180	$ 0
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Business acquisition, percentage of interests acquired	50.00%			50.00%